INVESTMENT DISCLOSURE (Details) - USD ($)	Mar. 31, 2018	Mar. 31, 2017
Investment	$ 700,000	$ 700,000
Series A preferred stock in Sentien Biotechnologies
Shares purchased or subscribed to	210,210
Investment	$ 700,000
Percentage of equity held	5.06%